Revenue - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Amount of revenue arising from the sale of music subscription packages	¥ 17,660	¥ 15,227	¥ 12,096
Amount of revenue contributed by advertising services	¥ 4,929	¥ 3,978	¥ 3,003